Related party transactions (Narrative) (Details)	1 Months Ended			12 Months Ended
	Mar. 29, 2022 shares	Jun. 30, 2021 shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Mixed decision - share grant permitted | shares	536,979
Mixed decision - share grant cancelled | shares	504,888
Share-based payments expense					$ 1,345,952	$ 6,881,641	$ 7,045,994
Performance share units
Disclosure of transactions between related parties [line items]
Number of shares cancelled for compensation bonus | shares				2,820,104	2,820,104
Performance share units granted | shares				2,820,104	2,820,104
Performance share units vested | shares				400,000	400,000
Director
Disclosure of transactions between related parties [line items]
Directors remuneration expense					$ 215,104	757,690	246,226
Share-based payments expense					0	466,546	238,703
Board Chair and Chief Executive Officer, and certain other directors
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares			1,349,764
Number of shares cancelled for compensation bonus | shares		156,278
Share-based payments expense			$ 3,576,875
Raza Bokhari
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares			1,173,709
Share-based payments expense			$ 3,110,330
Certain other directors
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares			176,055
Share-based payments expense			$ 466,545
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Payment of expenses					$ 0	$ 262,834	$ 1,445,043
Independent directors
Disclosure of transactions between related parties [line items]
Directors remuneration expense				$ 60,000
Additional remuneration as chairman of audit committee				20,000
Additional remuneration as chairman of compensation committee				10,000
Key management and directors
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares						1,676,066
Share-based payments expense						$ 4,602,301
Reimbursed expenses incurred in relation to requisitioning, calling and holding the shareholders' meeting				$ 1,334,158